Customer and Supplier Concentration	6 Months Ended
Sep. 30, 2022
Risks and Uncertainties [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 18 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company’s sales are made to customers that are located primarily in China. For the six months ended September 30, 2022 and 2021, no individual customer accounted for more than 10% of the Company’s total revenues.

For the six months ended September 30, 2022, no individual suppliers accounted for more than 10% of the Company’s total purchases. For the six months ended September 30, 2021, the Company purchased a substantial portion of goods from two third-party suppliers (52.68% of total purchase for the six months ended September 30, 2021).